Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [Line Items]
Profit Allocated to Noncontrolling Interests	$ 1,024	$ 33	$ 1,172	$ 1,141
Accumulated Noncontrolling Interests	$ 9,857		$ 8,474		$ 322
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	71.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	71.00%
Profit Allocated to Noncontrolling Interests	$ 326		$ 592	690
Accumulated Noncontrolling Interests	$ 4,108		$ 4,092
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	62.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	62.00%
Profit Allocated to Noncontrolling Interests	$ 477		$ 431	$ 341
Accumulated Noncontrolling Interests	4,022		3,513
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 1,727		$ 869